Goodwill - Changes in carrying amounts of goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	$ 10,906
Goodwill, end of period	10,942	$ 10,906
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	10,906	10,572
Acquisitions		334
Acquisitions, disposition and other	58
Reclassified to assets held for sale	(22)
Goodwill, end of period	10,942	10,906
Goodwill | BELL CTS
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	7,960	7,626
Acquisitions		334
Acquisitions, disposition and other	139
Reclassified to assets held for sale	0
Goodwill, end of period	8,099	7,960
Goodwill | BELL MEDIA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	2,946	2,946
Acquisitions		0
Acquisitions, disposition and other	(81)
Reclassified to assets held for sale	(22)
Goodwill, end of period	$ 2,843	$ 2,946